(Check One): ☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form N-SAR ☐ Form N-CSR	UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM 12b-25 NOTIFICATION OF LATE FILING SEC File Number: 0-5200

For Periods Ended: March 31, 2003, December 31, 2002 and September 30, 2002
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
☐ Transition Report on Form N-CSR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Bontex, Inc.

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Full Name of Registrant

Not applicable

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Former Name if Applicable

One Bontex Drive

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Address of Principal Executive Office (Street and Number)

Buena Vista, VA 24416

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City, State and Zip Code

PART II—RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or Form N-CSR or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25 has been attached if applicable.

PART III—NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR or the transition report portion thereof, could not be filed within the prescribed time period.

As previously disclosed in Form 8-Ks filed on October 15, 2002 and June 18, 2002, a Form 12b-25 filed on September 25, 2002, and a Form 10-Q for the period ended March 31, 2002 (the “Prior Filings”), the Company had discovered the occurrence of significant fraudulent and dishonest activities at the Company’s subsidiary in Italy (the “Italian Fraud”). The Company initially was not able to complete its annual report on Form 10-K for the year ended June 30, 2002 before the filing deadline of September 28, 2002, because it was still working to determine the scope and magnitude of the Italian Fraud. The Company is presently not able to complete its annual report on Form 10-K for the year ended June 30, 2002 because of the resignation, effective as of September 17, 2003, of KPMG, LLP as the Company’s auditor. Although KPMG’s did not state any specific reason for the resignation in the letter, based on prior communications between the Company and KPMG, the Company believes that KPMG resigned because of its concern over the potential for litigation against it arising out of the Italian Fraud. Additionally, the Company has not paid KPMG’s fees for the audit work on the Company’s financial statements for the year ended June 30, 2002. Until the financial statements can be completed and a report on such financial statements can be obtained, and the Form 10-K can be prepared and filed, the Company is not able to prepare and file the Form 10-Qs for the periods ended September 30, 2002, December 31, 2002, and March 31, 2003.

PART IV—OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Jeffrey C. Kostelni (Name)	540 (Area Code)	261-2181 (Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☐ Yes ☒ No

As of the date of this report, the Company has not filed the following reports with the Securities and Exchange Commission:

Annual Report on Form 10-K of Bontex, Inc. for the year ended June 30, 2002.

Quarterly Report on Form 10-Q of Bontex, Inc. for the quarterly period ended September 30, 2002.

Quarterly Report on Form 10-Q of Bontex, Inc. for the quarterly period ended December 31, 2002.

Quarterly Report on Form 10-Q of Bontex, Inc. for the quarterly period ended March 31, 2003.

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☒ Yes ☐ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

As a result of the Italian Fraud, the Company will restate its financial statements for the years ended June 30, 2001 and June 30, 2000, and, as appropriate, may restate its financial statements for other years, at the same time that the Company is able to complete its financial statements for the year ended June 30, 2002, and receive a report from an independent auditor on such financial statements. Although the Company presently estimates that the losses from the Italian Fraud are in excess of $4 million over the duration of the fraud (which the Company believes may be at least 5, and as many as 10, years), until the Company can complete its work, it is not able to quantify and discuss any changes in results of operations for prior years. The Company will announce changes to previously reported financial statements and results of operations once its financial statements are complete.

Bontex, Inc.

             (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	October 3, 2003	By:	/s/ JAMES C. KOSTELNI
		Name: Title:	James C. Kostelni President and Chief Executive Officer